Accrued Pension Obligations (Detail Textuals 1) $ in Thousands	12 Months Ended
Dec. 31, 2016 CAD ($)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), disposition of subsidiaries	$ 10,394
Net defined benefit liability (asset), payment of benefits	1,386
Net defined benefit liability (asset), return on plan assets	957
Net defined benefit liability asset currency translation adjustments	223
Net defined benefit liability (asset), employer contributions	215
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), disposition of subsidiaries	10,581
Net defined benefit liability (asset), payment of benefits	1,386
Net defined benefit liability asset currency translation adjustments	381
Net defined benefit liability (asset), reclassifications of assets held for sale	445
Net defined benefit liability (asset), net current service cost	190
Net defined benefit liability (asset), obligation interest cost	392
Net defined benefit liability (asset), actuarial losses from changes in demographic assumptions and experience	196
Net defined benefit liability (asset), actuarial losses from changes in financial assumptions	$ 828